SHARE CAPITAL - Narrative (Details) - $ / shares						12 Months Ended
	May 16, 2017	Mar. 01, 2017	Nov. 02, 2016	Mar. 02, 2016	Mar. 04, 2015	Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Quarterly dividend declared subsequent to year end (in CAD per share)						$ 0.335
Quarterly dividend declared (in CAD per share)		$ 0.275	$ 0.25	$ 0.23	$ 0.23
Shares authorized to be repurchased through Normal Course Issuer Bid (in shares)	27,931,135
Share repurchase term	12 months
Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting term						5 years
Shares that may be reserved for issuance as a percentage of common shares outstanding						9.00%
Stock options | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expiration term						5 years
Stock options | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expiration term						6 years